Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Major Activities for Reportable Segments

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Year ended March 31,
	2024	2025	2026
Net sales
Injection molded plastic parts	12,391	11,206	8,947
Electronic products	56,977	56,404	52,385
Total net sales	$69,368	$67,610	$61,332

Cost of sales, operating expenses and other income
Injection molded plastic parts	13,262	12,516	10,697
Electronic products	51,059	50,432	46,401
Corporate expenses	1,262	1,348	2,253
Total cost of sales, operating expenses and other income	$65,583	$64,296	$59,351

Operating income (loss)
Injection molded plastic parts	(871)	(1,310)	(1,750)
Electronic products	5,918	5,972	5,984
Corporate expenses	(1,262)	(1,348)	(2,253)
Total operating income	$3,785	$3,314	$1,981
Income (loss) before income taxes
Injection molded plastic parts	2,308	5,024	4,554
Electronic products	6,773	7,624	7,963
Corporate expenses	(1,262)	(1,348)	(2,253)
Total income before taxes	$7,819	$11,300	$10,264

Schedule of Profitability Information for Reportable Segments
	Year ended March 31,
	2024		2025		2026
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$423	$—	$584	$—	$844	$—
Electronic products	246	—	468	—	598	—
Consolidated total	$669	$—	$1,052	$—	$1,442	$—

Schedule of Asset Information for Reportable Segments
	Year ended March 31,
	2024			2025			2026
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$62,760	$26	$1,048	$72,144	$163	$1,009	$75,244	$131	$969
Electronic products	48,316	355	475	48,064	169	510	54,720	350	515
Consolidated totals	$111,076	$381	$1,523	$120,208	$332	$1,519	$129,964	$481	$1,484

Schedule of Breakdown of Sales by Destination

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2024	2025	2026
Net sales
United States of America	$7,925	$6,081	$7,554
PRC	22,121	22,448	18,314
United Kingdom	11,985	10,917	10,453
Hong Kong	8,225	6,908	6,385
Europe	10,016	12,546	9,286
Canada	2,988	3,882	5,086
Others	6,108	4,828	4,254
Total net sales	$69,368	$67,610	$61,332

Schedule of Long-Lived Assets	The location of the Company’s long-lived assets is as follows:
	March 31,
	2025	2026
Hong Kong and Macao	$2	$2
PRC	23,383	22,324
Total long-lived assets	$23,385	$22,326